Convertible debt (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Debt	$ 3,068	$ 2,821	$ 8,892
Convertible debt, net - current portion	(1,250)	(1,250)	0
Convertible debt, net	1,818	1,571	8,892
Roenigk 2007 Convertible Promissory Note [Member]
Convertible Debt	0	860	762
Roenigk 2008 Convertible Promissory Note [Member]
Convertible Debt	0	711	504
December 2011 Convertible Promissory Note [Member]
Convertible Debt	1,250	1,250	0
Roenigk 2012 Convertible Promissory Note [Member]
Convertible Debt	1,818	0	5,380
Convertible Bridge Notes [Member]
Convertible Debt		$ 0	$ 2,246